Document and Entity Information	Aug. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 25, 2026
Entity Registrant Name	LA-Z-BOY INCORPORATED
Entity Incorporation, State or Country Code	MI
Entity File Number	1-9656
Entity Tax Identification Number	38-0751137
Entity Address, Address Line One	One La-Z-Boy Drive,
Entity Address, City or Town	Monroe,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48162-5138
City Area Code	734
Local Phone Number	242-1444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	LZB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000057131
Amendment Flag	false